Expense Example - Europe 30 ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	648	1,141	2,501	281	947	1,637	3,475